ORGANIZATION AND BUSINESS DESCRIPTION - Holding companies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
Other receivable	$ 717,836		$ 198,611
Due to related parties	$ 173,712		$ 141,235
Other Liability, Current, Related Party [Extensible Enumeration]	Related party		Related party
Property and equipment, net	$ 165,415		$ 194,878
Deferred tax assets	235,086		140,377
Taxes payable	3,947,648		3,274,881
Total revenue	40,991,804	$ 34,094,368
Operating expenses	1,067,657	1,244,321
Net loss	2,679,387	1,927,195
Consolidated Entity, Excluding VIE
ORGANIZATION AND BUSINESS DESCRIPTION
Cash	207,739		1,665,833
Other receivable	15,652		7,729
Due to related parties			$ 198,611
Other Liability, Current, Related Party [Extensible Enumeration]			Related party
Property and equipment, net	1,059		$ 1,270
Deferred tax assets	94,932		31,579
Taxes payable	361
Other payable and accrued liabilities	9,331		9,044
Total revenue	0	0
Operating expenses	391,866	262,606
Net loss	(391,866)	(262,606)
Financial support	0	$ 0
Service fee amount	0
Consulting fee receivables	$ 3,100,000		$ 4,900,000